Acquisition costs and other expenditure from continuing operations	6 Months Ended
Jun. 30, 2021
Acquisition costs and other expenditure from continuing operations
Acquisition costs and other expenditure from continuing operations

B2     Acquisition costs and other expenditure from continuing operations

	2021 $m	2020 $m
	Half year	Half year
Acquisition costs incurred for insurance policies	(1,026)	(950)
Acquisition costs deferred	373	261
Amortisation of acquisition costs	(186)	(157)
Administration costs and other expenditure (net of other reinsurance commission)note	(1,542)	(1,528)
Movements in amounts attributable to external unit holders of consolidated investment funds	(21)	(449)
Total acquisition costs and other expenditure from continuing operations	(2,402)	(2,823)

Note

Included in total administration costs and other expenditure is depreciation of property, plant and equipment of $(85) million (half year 2020: $(92) million from continuing operations), of which $(62) million (half year 2020: $(66) million from continuing operations) relates to the right-of-use assets recognised under IFRS 16 and interest on the IFRS 16 lease liabilities of $6 million (half year 2020: $8 million from continuing operations).